Stock-Based Compensation	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
Note 10 — Stock-Based Compensation
On February 12, 2024, the Company’s shareholders approved a stock-based compensation plan (the “Incentive Plan”) to enhance the Company’s ability to attract, retain and motivate persons who make (or are expected to make) important contributions to the Company by providing these individuals with equity ownership opportunities and/or equity-linked compensatory opportunities. The Predecessor had no equity compensation plans or outstanding equity awards specific to the SYU Assets. The total stock-based compensation expense is included on the unaudited condensed consolidated statements of operations based upon the job function of the employees receiving the grants as follows (in thousands):

	Successor
	Three Months Ended June 30, 2024	February 14, 2024 through June 30, 2024
Operations and maintenance expenses	$1,933	$1,933
General and administrative expenses	20,972	67,352

Total	$22,905	$69,285

Incentive Plan
The Company’s Incentive Plan includes incentive stock options and nonqualified stock options, stock appreciation rights, restricted stock, dividend equivalents, restricted stock units and other stock or cash-based awards. Certain awards under the Incentive Plan may constitute or provide for payment of “nonqualified deferred compensation” under Section 409A of the Code, which may impose additional requirements on the terms and conditions of such awards. Awards other than cash awards generally will be settled in shares of the Company’s common stock, but the applicable award agreement may provide for cash settlement of any award.
Our employees, consultants and directors, and employees and consultants of our subsidiaries, may be eligible to receive awards under the Incentive Plan. Following the closing of the Business Combination, the Compensation Committee of the Company’s Board of Directors (the “Board”) was appointed by the Board to administer the Incentive Plan (the Compensation Committee, in its role as administrator of the Incentive Plan, the “Plan Administrator”).
The Plan Administrator has the authority to take all actions and make all determinations under the Incentive Plan, to interpret the Incentive Plan and award agreements and to adopt, amend and repeal rules for the administration of the Incentive Plan as it deems advisable. The Plan Administrator will also have the authority to, among other things, determine which eligible service providers receive awards, grant awards, set the terms and conditions of all awards under the Incentive Plan, including any performance goals, vesting and vesting acceleration provisions, subject to the conditions and limitations in the Incentive Plan, accelerate vesting requirements, waive or amend performance goals and other restrictions, and amend award agreements.
Restricted Stock Awards
On the Closing Date, and in connection with the executive officers’ employment agreements, the Company granted 650,000 shares of restricted common stock to each of the Company’s executive officers (other than Mr. Flores), which vest on the earlier of (i) the restart of production from the SYU Assets or (ii) three years after the Closing Date. The executive officer awards are subject to a three-year lock-up
provision.
During March 2024, the Plan Administrator authorized the grant of 158,334 shares of restricted common stock in the aggregate to the members of the Board for their contributions towards closing the Business Combination and for their service on the Board. These restricted shares vest twelve months from the grant date.
Additionally, 1,920,832 shares of restricted common stock were granted to employees of the Company following the closing of the Business Combination. These restricted shares vest on the earlier of (i) the restart of production from the SYU Assets or (ii) three years after the Closing Date. All of the executive officer awards, the awards granted to the members of the Board, and the awards granted to employees of the Company following the closing of the Business Combination are restricted stock awards to be settled in shares, and qualify as equity classified awards. The value of the stock-settled restricted stock awards is established by the market price on the date of grant and is recorded as compensation expense ratably over the vesting terms. Forfeitures will be recognized as they occur.
As of June 30, 2024 (Successor), 10.9 million share-based awards were authorized and available for grant under the Successor’s Incentive Plan. No shares were authorized or granted by the Predecessor as of December 31, 2023.
The following table summarizes stock-settled restricted stock share activity for the three months ended June 30, 2024 (Successor) and the period February 14, 2024 through June 30, 2024 (Successor):

	Successor		Successor
	Three Months Ended June 30, 2024		February 14, 2024 through June 30, 2024
	Shares	Weighted-average grant date fair value	Shares	Weighted-average grant date fair value
Non-vested, beginning of the period	2,758,334	$12.03	—	$—
Granted	1,920,832	10.99	4,679,166	11.61
Vested	—	—	—	—
Forfeited	—	—	—	—

Non-vested, end of the period	4,679,166	$11.61	4,679,166	$11.61

The unrecognized stock-based compensation e
xp
ense associated with the unvested restricted stock awards at June 30, 2024 (Successor) was $25.1 million, which is to be recognized over the weighted average remaining life of approximately 3 months.
Merger Consideration
Pursuant to the Merger Agreement, on the Closing Date and contemporaneously with the completion of the transactions contemplated under the
Sable-EM
Purchase Agreement, as previously noted Holdco merged with and into Flame, with Flame as the surviving company, and immediately thereafter, Sable merged with and into Flame, with Flame as the surviving company. The aggregate consideration received by holders of limited liability company membership interests in Holdco designated as Class A shares immediately prior to the Holdco Merger Effective Time was 3,000,000 shares of Flame Class A common stock. Share based compensation expense of $36.3 million was recognized associated with the issuance of the 3,000,000 shares in General and administrative expenses on the condensed consolidated statement of operations for the period from February 14, 2024 through June 30, 2024 (Successor). The Merger Consideration Shares are subject to a three-year lock-up
provision.
Founders Shares
In the periods prior to the Business Combination, the Sponsor sold 434,375 Founder Shares to some of the Company’s directors and executives, including Gregory D. Patrinely, the Company’s Executive Vice President and Chief Financial Officer, at their original purchase price. Such sale of Founder Shares to the Company’s directors and executives is within the scope of FASB
AS
C Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The Founder Shares were sold to directors and executives and effectively transferred subject to a performance condition (i.e., the consummation of a Business Combination). Compensation expense related to the Founder Shares is recognized only when the performance condition is probable of achievement under the applicable accounting literature. As such, the Company recognized $3.7 million in stock-based compensation expense upon the completion of the Business Combination, which is included in the General and administrative expenses on the condensed consolidated statement of operations for the period from February 14, 2024 through June 30, 2024 (Successor).